Fair Value Measurements And Disclosure (Notional Amount Of Our Outstanding Derivative Positions) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 36,792	$ 39,805
Interest Rate Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	7,050	6,550
Cross-Currency Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	29,642	26,505
Interest Rate Locks [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	0	6,750
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 100	$ 0